VIKING MUTUAL FUNDS

Supplement dated February 24, 2016 to the
Statement of Additional Information dated April 30, 2015

VIKING TAX-FREE FUND FOR MONTANA
TICKER: VMTTX

VIKING TAX-FREE FUND FOR NORTH DAKOTA
TICKER: VNDFX

(collectively, the "Funds")

This Supplement updates certain information contained in the Viking Mutual Funds Statement of Additional Information ("SAI") dated April 30, 2015. You should retain this Supplement and the SAI for future reference.

The third sentence of the first paragraph in the section "Trustees and Officers–Board leadership structure" on page 6 is hereby deleted in its entirety and replaced with the following:

Eighty percent of the members of the Board are Independent Trustees, and each of the Audit Committee and Governance and Nominating Committee are comprised entirely of Independent Trustees.

The first sentence of the third paragraph in the section "Trustees and Officers–Board leadership structure" on page 6 is hereby deleted in its entirety and replaced with the following:

The same five persons on the Board of the Trust serve on the boards of the other funds in the Fund Complex (as defined below).

The section "Trustees and Officers–Information about each Trustee's qualifications, experience, attributes or skills–Independent Trustees" on page 7 is hereby supplemented with the following:

Wade A. Dokken. Mr. Dokken has extensive experience in the financial services business. He is currently a member of WealthVest Financial Partners, a broker-dealer focused, national annuity wholesaling firm, and is also the co-founder and co-president of WealthVest Marketing, a financial services marketing and distribution firm specializing in high quality fixed and fixed index annuities from insurance companies. From 1989 to 2000, he was an executive of American Skandia (and, from 2000 to 2003, its chief executive officer) where, among other things, he was chairman of the board of American Skandia Trust, overseeing the American Skandia mutual funds, and a member of the international board of Skandia Life, overseeing mutual fund and pension businesses throughout Europe, Asia and South America.

The first sentence of the first paragraph in the section "Trustees and Officers–Board committees" on page 7 is hereby deleted in its entirety and replaced with the following:

The Audit Committee consists of the four Independent Trustees of the Funds: Jerry M. Stai, Orlin W. Backes, R. James Maxson and Wade A Dokken.

The first sentence of the second paragraph in the section "Trustees and Officers–Board committees" on page 7 is hereby deleted in its entirety and replaced with the following:

The Governance and Nominating Committee consists of the four Independent Trustees of the Funds: Jerry M. Stai, Orlin W. Backes, R. James Maxson and Wade A Dokken.

The Independent Trustees table in the section "Trustees and Officers–Additional information about Trustees and Officers" on page 8 is hereby supplemented with the following:

Wade A. Dokken 1 N. Main St. Minot, ND 58703 Birth date: March 3, 1960

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present); Trustee: Integrity Managed Portfolios, The Integrity Funds and Viking Mutual Funds

Trustee Began serving Trust: February 2016 11 Funds overseen	Other Directorships Held During the Past Five Years: Not applicable

The first sentence of the first paragraph following the Independent Trustees, Interested Trustee and Officers tables in the section "Trustees and Officers–Additional information about Trustees and Officers" on page 10 is hereby deleted in its entirety and replaced with the following:

In summarizing the above information, Messrs. Walstad, Backes, Maxson, Stai and Dokken are Trustees of three open-end investment companies advised by the Funds' investment manager (representing 11 portfolios).

The Share Ownership in the Funds table in the section "Trustees and Officers" on page 10 is hereby supplemented with the following:

Dollar range of equity securities in:
	Tax-Free Fund for Montana	Tax-Free Fund for North Dakota	All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (Aggregate)
Independent Trustees
Wade A. Dokken(1)	None	None	None

(1)	Mr. Dokken did not serve as a Trustee during 2014 or 2015.

The Trustee Compensation table in the section "Trustees and Officers–Compensation of the Board of Trustees" on page 11 is hereby supplemented with the following:

	Aggregate* Compensation from:		Total Compensation from Funds and Fund Complex**
	Tax-Free Fund for Montana	Tax-Free Fund for North Dakota
Independent Trustees
Wade A. Dokken***	$0	$0	$0

***	Mr. Dokken did not serve as a Trustee during 2014 or 2015.

************************************************************************************

The information set forth in the SAI is superseded, to the extent applicable, by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Funds' Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE